TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

19.TRADE AND OTHER RECEIVABLES

	Group	Group
	2025	2024
	$’000	$’000
Trade and other receivables	645	140
Prepaids	1,187	628
Other taxation and social security	—	2,311
Total trade and other receivables	1,832	3,079

Within other taxation and social security for 2024 is a provision against GST/QST/VAT receivable of $2.3 million in relation to ongoing matters in connection with GST Notice 324 released by the Canadian Revenue Authority, and ongoing discussions with HMRC. The Group have included the provision for prudence and upon conclusion of the matter, the Group will adjust this provision accordingly.